Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000243188 [Member]
Shareholder Report [Line Items]
Fund Name	Bushido Capital US Equity ETF
Class Name	Bushido Capital US Equity ETF
Trading Symbol	SMRI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bushido Capital US Equity ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bushidoetf.com/smri/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bushidoetf.com/smri/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the period, the Fund returned 9.78%. After leading the S&P 500 Value Index through the end of the 1st quarter, the Fund ended the fiscal year underperforming its benchmark, the Solactive GBS US 1000 Index, on the back of a difficult earnings reporting season which negatively impacted July’s performance. The Fund’s absolute returns benefited from overall strength in the U.S. equity market, and the Fund’s continued adherence to a disciplined, systematic investment process, anchored by valuation analysis.
During the period, the Fund’s portfolio-maintained exposure to cheaper companies as shown in forward price-to-earnings ratios, price-to-sales ratios, and price to free-cash-flow ratios that have been consistently lower than both the broader market and the S&P 500 Value Index. U.S. equity market performance from the April lows has been led by more speculative areas of the market, contributing to the Fund’s underperformance. Our overweight to the Health Care sector was a drag on performance, particularly during the month of July.

Performance Past Does Not Indicate Future [Text]	The Solactive GBS United States 1000 Index is provided as a broad measure of market performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/13/2023)
Bushido Capital US Equity ETF - NAV	9.78%	15.76%
Solactive GBS United States 1000 Index	16.15%	21.59%
S&P 500 Value Index	5.59%	13.73%
The S&P 500 Value Index is provided as a measure of the Fund’s investment strategy and universe.
The Solactive GBS United States 1000 Index is provided as a broad measure of market performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://bushidoetf.com/smri/ for more recent performance information.

Performance Inception Date	Sep. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 430,893,790
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 2,852,192
Investment Company, Portfolio Turnover	125.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	25.4%
Energy	22.6%
Consumer Discretionary	19.9%
Information Technology	17.9%
Financials	5.9%
Communication Services	4.0%
Utilities	2.2%
Materials	2.0%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Las Vegas Sands Corp.	2.5%
Tapestry, Inc.	2.5%
NIKE, Inc. - Class B	2.2%
NRG Energy, Inc.	2.2%
Incyte Corp.	2.2%
Expedia Group, Inc.	2.2%
PulteGroup, Inc	2.2%
Diamondback Energy, Inc.	2.1%
Amgen, Inc.	2.1%
ConocoPhillips	2.1%

C000259086 [Member]
Shareholder Report [Line Items]
Fund Name	Bushido Capital US SMID Cap Equity ETF
Class Name	Bushido Capital US SMID Cap Equity ETF
Trading Symbol	RNIN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bushido Capital US SMID Cap Equity ETF (the “Fund”) for the period of May 14, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bushidoetf.com/rnin/.
Additional Information Phone Number	(215) 330-4476.
Additional Information Website	https://bushidoetf.com/rnin/
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
From inception of 5/14/25 through 7/31/25, the Fund returned 4.09% (NAV) versus 7.80% for the Solactive GBS United States 1000 Index. The Fund benefited from an overall rising U.S. equity market and specifically in the small to medium sized company market segment.

During the period, the Fund was overweight the Energy sector and underweight the Financials sector relative to the Solactive 2500 Value Style MV Index. During the period, several individual companies within the Energy sector offered compelling value, in the PM’s opinion. The Fund principally invests in the Financials sector on a more opportunistically basis and will regularly exhibit a relative underweighting compared to the benchmark’s weighting in the sector. During the period, the Fund’s equity positions in the Energy sector led performance. Holdings in the Health Care sector were some of the largest detractors to performance during the period, as earnings disappointments occurred within the health insurance, pharmaceuticals and related areas during the period in question.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

CUMULATIVE ANNUAL TOTAL RETURNS
Since Inception (5/14/2025)
Bushido Capital US SMID Cap Equity ETF - NAV	4.09%
Solactive GBS United States 1000 Index	7.80%
Solactive GFS United States 2500 Value Style MV Index	4.07%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://bushidoetf.com/rnin/ for more recent performance information.

Performance Inception Date	May 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 104,922,356
Holdings Count | holding	115
Advisory Fees Paid, Amount	$ 140,443
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	41.9%
Small Cap ETFs	36.6%
Mid-Cap ETFs	20.7%
Micro Cap ETFs	0.5%
Short Term Investments	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Small-Cap Value ETF	15.8%
Vanguard Mid-Cap Value ETF	10.5%
Vanguard Mid-Cap ETF	8.1%
Vanguard Small-Cap ETF	7.9%
iShares S&P Small-Cap 600 Value ETF	6.2%
iShares Russell 2000 ETF	1.9%
iShares Russell 2000 Value ETF	1.5%
Symbotic, Inc.	1.5%
Lennox International, Inc.	1.4%
Markel Group, Inc.	1.4%